Acquisition Consideration Payable - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended								0 Months Ended	12 Months Ended								0 Months Ended		1 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Qingdao Kaixiang, Wuxi Ruizhong and HK Ad-Icon [Member]	Dec. 31, 2013 Qingdao Kaixiang [Member]	Dec. 31, 2012 Qingdao Kaixiang [Member]	Dec. 31, 2013 Wuxi Ruizhong [Member]	Dec. 31, 2012 Wuxi Ruizhong [Member]	Dec. 31, 2013 HK Ad-Icon [Member]	Dec. 31, 2012 HK Ad-Icon [Member]	Dec. 31, 2012 Ex-Owner, Ad Icon Company Limited [Member]	May 02, 2012 Zhejiang Continental [Member]	Dec. 31, 2013 Zhejiang Continental [Member]	Dec. 31, 2012 Zhejiang Continental [Member]	Dec. 31, 2013 Haiya [Member]	Dec. 31, 2012 Haiya [Member]	Dec. 31, 2013 Wenzhou Rigao [Member]	Dec. 31, 2012 Wenzhou Rigao [Member]	Dec. 31, 2011 Business Acquisition [Member] Qingdao Kaixiang Advertising Company Limited And Wuxi Ruizhong Advertising Company Limited And Ad Icon Company Limited [Member]	Dec. 31, 2011 Business Acquisition [Member] Qingdao Kaixiang [Member]	Nov. 30, 2012 Business Acquisition [Member] Wuxi Ruizhong [Member]	Dec. 31, 2011 Business Acquisition [Member] Wuxi Ruizhong [Member]	Jul. 31, 2013 Business Acquisition [Member] HK Ad-Icon [Member]	Dec. 31, 2011 Business Acquisition [Member] HK Ad-Icon [Member]	Dec. 31, 2012 Business Acquisition [Member] Ex-Owner, Ad Icon Company Limited [Member]	May 02, 2012 Business Acquisition [Member] Zhejiang Continental [Member]	May 08, 2012 Business Acquisition [Member] Haiya [Member]
Dec. 31, 2011
Business Acquisition [Member]
Qingdao Kaixiang Advertising Company Limited Shenyang Jingli Advertising Company Limited and the divestment of SearchMedia International and its subsidiaries [Member]
																													Dec. 31, 2011 Business Acquisition [Member] Wenzhou Rigao [Member]
Business Acquisition Information [Line Items]
Earn-out period	The purchase consideration for each acquisition is contingent based on the operational results agreed and confirmed by the Group and each of the acquired entities’ ex-owners in a 2-year earn-out period
Ex-owners earn out period	2 years
Issuance of common shares				750,380							158,515	1,000,000														1,000,000
Consideration paid in stock	$ 6,364	$ 6,364			$ 4,196	$ 4,196			$ 468	$ 468			$ 1,700	$ 1,700					$ 5,210	$ 4,225		$ 716		$ 269	$ 198
Gain on issuance of shares			4,340								6															6,550
Equity interest																					100.00%					100.00%
Acquisition contingent consideration payable	464	549								99											322					8,250		6,769
Extinguishment of consideration	3,131	3,032							99						3,032	3,032							99				3,032
Shares returned																					132,272
Earn-out obligation																					716
Consideration exempted on disposal	$ 17,968	$ 17,968			$ 4,126	$ 4,126	$ 1,039	$ 1,039					$ 6,550	$ 6,550			$ 3,610	$ 3,610											$ 3,610